BUSINESS COMBINATIONS - Acquisition of Grupo Assa (Details) - USD ($) $ in Thousands		Jul. 31, 2020	Dec. 31, 2020	[1]	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash transferred	[2]		$ 84,643		$ 103,978	$ 4,328
Grupo ASSA
Disclosure of detailed information about business combination [line items]
Closing payment		$ 45,000
Deferred payment		$ 17
Deferred payment period		24 months
Deferred payment subject to achievement of specific targets		$ 12,500
Closing payment paid		42,000
Cash transferred		25,156
Common stock, value, subscriptions		20,000
Grupo ASSA | Tranche 1 Shares
Disclosure of detailed information about business combination [line items]
Common stock, value, subscriptions		$ 3,618
Grupo ASSA | Tranche 2 Shares
Disclosure of detailed information about business combination [line items]
Deferred payment period		24 months
Common stock, value, subscriptions		$ 17,000
Deferred payment additional period		12 months
Period prior to closing date		36 months
Period prior to applicable date of share issuance		60 days

[1]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)